Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property, plant and equipment

(SEK in thousands)	Land	Electric and self-driving vehicles	Other equipment	Work in progress	Total
Cost
Balance as of January 1, 2024	-	763,925	62,845	169,571	996,341
Additions	-	(37,310)	2,328	173,700	138,718
Reclassifications from work in progress	-	87,853	13,775	(101,628)	-
Reclassification to other receivables	-	-	-	(12,193)	(12,193)
Disposals	-	-	(3,297)	(45,838)	(49,135)
Subsidies received	-	(22,061)	(2,000)	-	(24,061)
Foreign currency translation adjustments	-	30,854	2,261	11,651	44,766
Balance as of December 31, 2024	-	823,261	75,912	195,263	1,094,436
Additions	2,279	22,227	4,485	135,590	164,581
Reclassifications from work in progress	-	86,122	19,529	(105,651)	-
Disposals	-	(46,315)	(4,973)	(16,145)	(67,433)
Foreign currency translation adjustments	-	(77,217)	(5,730)	(16,154)	(99,101)
Balance as of December 31, 2025	2,279	808,078	89,224	192,902	1,092,483

Accumulated depreciation and impairment
Balance as of January 1, 2024	-	(61,939)	(10,458)	-	(72,397)
Depreciation	-	(111,797)	(16,259)	-	(128,056)
Reversal of impairment on disposals	-	-	1,148	-	1,148
Foreign currency translation adjustments	-	(4,179)	(509)	-	(4,688)
Balance as of December 31, 2024	-	(177,915)	(26,078)	-	(203,993)
Depreciation	-	(109,711)	(17,834)	-	(127,545)
Reversal of impairment on disposals	-	10,603	1,858	-	12,461
Foreign currency translation adjustments	-	22,161	1,891	-	24,052
Balance as of December 31, 2025	-	(254,862)	(40,163)	-	(295,025)

Carrying amounts
At January 1, 2024	-	701,986	52,387	169,571	923,944
At December 31, 2024	-	645,346	49,834	195,263	890,443
At December 31, 2025	2,279	553,216	49,061	192,902	797,458